Impairment of long-lived assets (Details 2) - Cerro Pasco CGU [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	$ 286,603
Impairment reversal	22,206
Carrying amount after impairment reversal	308,809
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	223,788
Impairment reversal	12,400
Carrying amount after impairment reversal	236,188
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	176,967
Impairment reversal	9,806
Carrying amount after impairment reversal	186,773
Other Net Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	(114,152)
Impairment reversal
Carrying amount after impairment reversal	$ (114,152)